Non-controlling interests - Schedule of reconciliation of non controlling interest (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Reconciliation of Non Controlling Interest [Abstract]
Balance	$ (1,040,306)
Net loss for the period	(676,418)
Balance	$ (1,716,724)